Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not (i) grant, and have not granted, stock options in anticipation of the release of material nonpublic information, (ii) time, and have not timed, the release of material nonpublic information based on stock option grant dates or for the purpose of affecting the value of executive compensation, and (iii) take, and have not taken, material nonpublic information into account when determining the timing and terms of stock options.

Award Timing Method	We do not time, and have not timed, the release of material nonpublic information based on stock option grant dates
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not take, and have not taken, material nonpublic information into account when determining the timing and terms of stock options.
MNPI Disclosure Timed for Compensation Value	false